Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ (32,662,200)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	(112,653,429)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	(88,771,964)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	(1,478,999)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	(7,656,053)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	(1,038,340)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 7	(34,141,199)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 8	(120,309,482)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 9	$ (89,810,304)